Unaudited Quarterly Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

16. UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial statements for the year ended December 31, 2012 are presented below:

(Dollars in thousands, except per share data)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$104,507	$110,910	$86,408	$130,871
Net income (loss)	$20,387	$25,729	$(29,439)	$30,992
Earnings (loss) per share — Basic	$0.78	$1.00	$(1.15)	$1.18
Earnings (loss) per share — Diluted	$0.78	$0.99	$(1.15)	$1.17

The unaudited quarterly financial statements for the year ended December 31, 2011 are presented below:

(Dollars in thousands, except per share data)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$49,669	$55,171	$49,437	$94,512
Net income (loss)	$2,763	$4,098	$3,416	$(9,181)
Earnings (loss) per share — Basic and Diluted	$0.10	$0.16	$0.13	$(0.37)